Rule 497(e)

Registration Nos. 333-176976 and 811-22245

FIRST TRUST EXCHANGE-TRADED FUND III

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF
(the “Fund”)

SUPPLEMENT TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2017,
AS SUPPLEMENTED ON MARCH 16, 2017

DATED OCTOBER 6, 2017

Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, the Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.

PLEASE KEEP THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS AND STATEMENT
OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE